Summary of Significant Accounting Policies - Adjusted Income Statement and Comprehensive Income to Apply Adopted Guidance (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Premiums	$ 5,091	$ 5,653	$ 4,341
Policy fees	2,914	3,005	2,874
Total net realized gains (losses)	6,091	1,752	(3,741)
Total revenues	24,697	23,257	15,062
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	6,720	7,387	6,602
Change in the fair value of market risk benefits, net	(958)	(447)	0
Interest credited to policyholder account balances	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	1,020	951	543
Non-deferrable insurance commissions	568	623	604
Total benefits and expenses	14,206	12,003	14,211
Income (loss) before income tax expense (benefit)	10,491	11,254	851
Income tax expense (benefit)	2,012	2,082	(15)
Net income (loss)	8,479	9,172	866
Net income (loss) attributable to Corebridge	$ 8,159	8,243	642
Basic (in dollars per share)	$ 12.63
Diluted (in dollars per share)	$ 12.60
Statement of Comprehensive Income [Abstract]
Net income	$ 8,479	9,172	866
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(61)	31	(62)
Change in unrealized appreciation (depreciation) of all other investments	(31,695)	(5,638)	5,337
Change in fair value of market risk benefits attributable to changes in our own credit risk	1,294	179	0
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	5,298	1,356	0
Other comprehensive income (loss)	(25,106)	(4,091)	5,330
Comprehensive income (loss)	(16,627)	5,081	6,196
Comprehensive income (loss) attributable to Corebridge	(16,937)	$ 4,152	$ 5,966
Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)		$ 13.18	$ 1.00
Diluted (in dollars per share)		13.18	1.00
Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)		9.14	1.00
Diluted (in dollars per share)		$ 9.14	$ 1.00
As Previously Reported
Income Statement [Abstract]
Premiums	5,093	$ 5,637
Policy fees	2,972	3,051
Total net realized gains (losses)	8,013	1,855
Total revenues	26,679	23,390
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	7,332	8,050
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	3,696	3,549
Amortization of deferred policy acquisition costs and value of business acquired	1,431	1,057
Non-deferrable insurance commissions	636	680
Total benefits and expenses	16,219	13,263
Income (loss) before income tax expense (benefit)	10,460	10,127
Income tax expense (benefit)	1,991	1,843
Net income (loss)	8,469	8,284
Net income (loss) attributable to Corebridge	$ 8,149	7,355
Basic (in dollars per share)	$ 12.61
Diluted (in dollars per share)	$ 12.59
Statement of Comprehensive Income [Abstract]
Net income	$ 8,469	8,284
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(54)	22
Change in unrealized appreciation (depreciation) of all other investments	(26,128)	(4,509)
Change in fair value of market risk benefits attributable to changes in our own credit risk	0	0
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	0	0
Other comprehensive income (loss)	(26,124)	(4,506)
Comprehensive income (loss)	(17,655)	3,778
Comprehensive income (loss) attributable to Corebridge	(17,965)	$ 2,849
As Previously Reported | Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)		$ 11.80
Diluted (in dollars per share)		11.80
As Previously Reported | Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)		7.77
Diluted (in dollars per share)		$ 7.77
Effect of Change
Income Statement [Abstract]
Premiums	(2)	$ 16
Policy fees	(58)	(46)
Total net realized gains (losses)	(1,922)	(103)
Total revenues	(1,982)	(133)
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	(612)	(663)
Change in the fair value of market risk benefits, net	(958)	(447)
Interest credited to policyholder account balances	36	13
Amortization of deferred policy acquisition costs and value of business acquired	(411)	(106)
Non-deferrable insurance commissions	(68)	(57)
Total benefits and expenses	(2,013)	(1,260)
Income (loss) before income tax expense (benefit)	31	1,127
Income tax expense (benefit)	21	239
Net income (loss)	10	888
Net income (loss) attributable to Corebridge	$ 10	888
Basic (in dollars per share)	$ 0.02
Diluted (in dollars per share)	$ 0.01
Statement of Comprehensive Income [Abstract]
Net income	$ 10	888
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(7)	9
Change in unrealized appreciation (depreciation) of all other investments	(5,567)	(1,129)
Change in fair value of market risk benefits attributable to changes in our own credit risk	1,294	179
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	5,298	1,356
Other comprehensive income (loss)	1,018	415
Comprehensive income (loss)	1,028	1,303
Comprehensive income (loss) attributable to Corebridge	$ 1,028	$ 1,303
Effect of Change | Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)		$ 1.38
Diluted (in dollars per share)		1.38
Effect of Change | Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)		1.37
Diluted (in dollars per share)		$ 1.37